Subsequent Events	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Subsequent Events
(15)	Subsequent Events
On July 14, 2021, the Company entered into a merger agreement with Reinvent Technology Partners Y (“RTPY”), a special purpose acquisition company and related party. At the effective time of the merger, the Company becomes a wholly owned subsidiary of RTPY which changes its name to Aurora Innovation, Inc. (“Aurora Innovation”). All outstanding shares of the Company’s capital stock, together with shares of common stock reserved in respect of awards outstanding, are cancelled in exchange for the right to receive shares of Aurora Innovation.
In August 2021, the Company entered into a $300,000 cloud computing contract to support the Company’s computing and storage needs. The contract commences in August 2021 and has a term of approximately five years.
In August 2021, the Toyota collaboration project plan was agreed and signed which includes $100,000 in fees expected to be collected by May 2022 in addition to the $50,000 received in April 2021.

(14)	Subsequent Events
On January 19, 2021, the Company was renamed Aurora Innovation OpCo, Inc. and became a fully owned subsidiary of a newly formed Delaware corporation that was renamed Aurora Innovation, Inc. This entity acquired 100% of the voting interests of Apparate USA LLC (“Uber Advanced Technologies Group” or “ATG”) which was a company developing self-driving technology. Aurora Innovation, Inc., issued 50,873,075 shares of Series
U-1
preferred stock to the preferred stockholders of Apparate USA LLC and 116,173,646 shares of common stock to the common stockholders as part of the acquisition. The Company was also contractually obligated to grant 16,096,348 Restricted Stock Units (RSUs) to former employees of ATG subsequent to the close or, if not granted within 12 months following the closing, to issue an equivalent number of reserved and ungranted shares of Common Stock to Neben Holdings, LLC (“Uber”). The initial purchase accounting for this transaction has not yet been completed due to the timing of the transaction.
On January 19, 2021, Uber purchased 20,349,230 shares of Aurora Innovation, Inc. Series
U-2
Preferred Stock for $19.66 per share.
In January 2021, the Company paid $10,000 relating to financial advisory fees with a related party for a contract that was entered into by the Company in December 2020. No amounts were due as of December 31, 2020.
On February 1, 2021, the Board of Directors authorized a 26,394,061 increase in the number of shares of common stock reserved for issuance under the Company’s 2017 Equity Incentive Plan. The Board also approved the form of the Restricted Stock Unit Award Agreement. The vesting of the RSUs under this agreement is based on the satisfaction of 2 separate vesting requirements on or before the expiration date: (1) a time-based vesting requirement, and (2) a liquidity event.
On February 1, 2021, the Company granted 8,574,900 stock options and 14,716,686 RSUs under the 2017 Equity Incentive Plan.
On March 5, 2021, the Company acquired 100% of the voting interests in OURS Technology Inc (“OURS”), a lidar-on-a-chip
company that develops Frequency-Modulated Continuous-Wave (FMCW) lidar. The purchase consideration includes $17,750 in cash subject to adjustments and 2,793,699 shares of common stock at a $19.66 per share price. 545,627 options were issued in the Company’s assumption of outstanding equity awards of OURS employees. The initial purchase accounting for this transaction has not yet been completed due to the timing of the transaction.
On April 8, 2021, Aurora Innovation OpCo, Inc. was renamed Aurora Operations, Inc.

Reinvent Technology Partners Y [Member]
Subsequent Event [Line Items]
Subsequent Events
Note 8. Subsequent Events
On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Class B ordinary shares outstanding. All shares and the associated amounts in the accompanying financial statements and notes thereto have been retroactively restated to reflect the share capitalization. Subsequent to the share capitalization, on February 10, 2021, the Sponsor transferred 30,000 Founder Shares to each of the Company’s independent director nominees. In addit
i
on, subsequent to December 31, 2020, the Company borrowed approximately $122,000 under the Note.
The Company has evaluated subsequent events to determine if events or transactions occurring after the balance sheet date through February 12, 2021, the date the financial statements were available to be issued, require potential adjustment to or disclosure in the financial statements and has concluded that, there were no such events that would require recognition or disclosure other than disclosed above.

Note 10—Subsequent Events
Management has evaluated subsequent events to determine if events or transactions occurring through the date these condensed consolidated financial statements were issued, require potential adjustment to or disclosure in these condensed consolidated financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed, including the following items.
Aurora Business Combination
On July 14, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Aurora Innovation, Inc., a Delaware corporation (“Aurora”), and Merger Sub.
The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Merger Agreement, the “Aurora Business Combination”):

•
at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), upon the terms and subject to the conditions of the Merger Agreement, in accordance with the General Corporation Law of the State of Delaware, as amended (the “DGCL”), Merger Sub will merge with and into Aurora, the separate corporate existence of Merger Sub will cease and Aurora will be the surviving corporation and a wholly owned subsidiary of the Company (the “Merger”);

•
upon the effective time of the Domestication (defined below), the Company will immediately be renamed “Aurora Innovation, Inc.” (after the Domestication, the Company is referred to as “Aurora Innovation”);

•
as a result of the Merger, among other things, all outstanding shares of Aurora capital stock will be cancelled in exchange for the right to receive shares of Aurora Innovation Class A common stock (at a deemed value of $10.00 per share) and shares of Aurora Innovation Class B common stock (at a deemed value of $10.00 per share) representing a pre-transaction equity
value of Aurora of $11.0 billion; the Aurora Innovation Class B common stock will have the same economic terms as the Aurora Innovation Class A common stock, but the Aurora Innovation Class B common stock will carry ten votes per share while the Aurora Innovation Class A common stock will carry one vote per share; and

•
as a result of the Merger, all outstanding Aurora equity awards outstanding as of immediately prior to the effective time of the Merger that will be converted into awards based on Aurora Innovation Class A common stock.

Prior to the Closing, subject to the approval of the Company’s shareholders, and in accordance with the DGCL, Cayman Islands Companies Act (as revised) (the “CICA”) and the Company’s Amended and Restated Memorandum and Articles of Association, the Company will effect a deregistration under the CICA and a domestication under Section 388 of the DGCL, pursuant to which the Company’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”).
In connection with the Domestication, (i) each of the then issued and outstanding Class A ordinary shares will convert automatically, on a one-for-one basis,
into a share of Aurora Innovation Class A common stock, (ii) each of the then issued and outstanding Class B ordinary shares will convert automatically, on a one-for-one basis,
into a share of Aurora Innovation Class A common stock, (iii) each then issued and outstanding warrant of the Company will convert automatically into a warrant to acquire one share of Aurora Innovation Class A common stock, pursuant to the Warrant Agreement, between the Company and Continental Stock Transfer & Trust Company, as warrant agent, and (iv) each then issued and outstanding Unit will separate automatically into a share of Aurora Innovation Class A common stock, on
a
one-for-one basis,
and one-eighth of
one Aurora Innovation Class A common stock.
On July 14, 2021, concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements with certain investors, pursuant to, and on the terms and subject to the conditions of which, such investors have collectively subscribed for 100 million shares of Aurora Innovation Class A common stock for an aggregate purchase price equal to $1 billion (the “PIPE Investment”). The PIPE Investment will be consummated substantially concurrently with the Closing.
On July 14, 2021, the Company entered into the Sponsor Agreement (the “Sponsor Agreement”) with the Sponsor and Aurora, pursuant to which the parties thereto agreed, among other things, that (i) in the event that more than 22.5% of the outstanding Class A ordinary shares are redeemed, and the Sponsor, any affiliate of the Sponsor or any other person arranged by the Sponsor has not provided backstop or alternative financing to replace such redemptions above the 22.5% threshold, the Sponsor will forfeit a number of Class B ordinary shares then owned by the Sponsor immediately before the Domestication, with such number of forfeited Class B ordinary shares calculated on a sliding scale tied to the unreplaced redemptions, (ii) subject to the forfeiture (if any) described in the immediately preceding clause, shares of Aurora Innovation Class A common stock held by the Sponsor as of the Domestication will be subject to certain vesting and lock-up terms,
(iii) the Sponsor will exercise all of its Aurora Innovation Class Warrants acquired by the Sponsor in the Private Placement for cash or on a “cashless basis” on or prior to the date upon which Aurora Innovation elects to redeem the public Aurora Innovation Class A Warrants in accordance with the Warrant Agreement, if the last reported sales price of the Aurora Innovation Class A common stock for any 20 trading days within the 30 trading-day period ending
on the third trading day prior to the date on which notice of the redemption is given exceeds $18.00 per share (subject to certain adjustments), and (iv) our Sponsor will have the right to designate a Class III director to Aurora Innovation’s Board of Directors for the first and second terms of the Class III directors.
The consummation of the proposed Aurora Business Combination is subject to certain conditions as further described in the Merger Agreement.